GOODWILL (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Changes In Carrying Amount Of Goodwill [Table Text Block]

The changes in the carrying amount of goodwill as of December 31, 2011 and 2012 were as follows:

Balance as of January 1, 2011	$7,253
Decrease due to sale of ViryaNet Australia	(737)
Balance as of December 31, 2011	6,516
Changes during 2012	—
Balance as of December 31, 2012	$6,516